FINANCIAL RISK MANAGEMENT, Interest Rate Risk (Details) - ARS ($) $ in Thousands		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018
Financial Assets and Financial Liabilities [Abstract]
Financial assets		$ 18,043,166	$ 31,416,577
Financial liabilities		38,517,531	37,041,479
Trade receivables		6,473,759	4,791,109
Interest Rate Risk [Member]
Financial Assets and Financial Liabilities [Abstract]
Financial assets	[1]	9,688,755	13,136,802
Financial liabilities	[2]	$ 31,205,364	29,138,384
Decrease in variable rate basis		100
Interest Rate Risk [Member] | Fixed Interest Rate [Member]
Interest Rate Risk [abstract]
Percentage of outstanding financial indebtedness bearing fixed interest rate		100.00%
Financial Assets and Financial Liabilities [Abstract]
Financial assets	[1]	$ 8,650,353	13,114,538
Financial liabilities	[2]	30,184,039	29,138,384
Interest Rate Risk [Member] | Variable Interest Rate [Member]
Financial Assets and Financial Liabilities [Abstract]
Financial assets	[1]	1,038,402	22,264
Financial liabilities	[2]	1,021,325	0
Trade receivables		$ 8,758	$ 22,264
Interest Rate Risk [Member] | CER [Member]
Financial Assets and Financial Liabilities [Abstract]
Spread on variable interest rate		8.00%	8.00%

[1]	Includes mutual funds, Letes, Lebacs and bank accounts. Trade receivables do no bear interests, except for Ps. 8,758 and Ps. 22,264, which bears CER plus a spread of 8% as of December 31, 2019 and 2018, respectively.
[2]	Includes loans, issuance expenses and financial leasing